Note 10 - Capital Structure and Financial Matters	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

Note 10. Capital structure and financial matters

Share capital – ordinary shares

The following are changes in the Company’s share capital for the period ended June 30, 2026:

	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2025	417,010,756	104,253
Share capital, June 30, 2026	417,010,756	104,253